Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods
	Year ended December 31, 2022	Year ended December 31, 2021*		Year ended December 31, 2020*

G Medical innovations holdings ltd. shareholders' loss from continuing operations	(13,521)		(14,457)		(12,536)
G Medical innovations holdings ltd. shareholders' loss from discontinued operations	(11,108)		(301)		-
Total loss for the year attributable to shareholders	(24,629)		(14,758)		(12,536)
Weighted average number of ordinary shares	720,854		324,452		210,070

Basic and diluted loss per share from continuing operations	$(18.76)	$	*(44.57)	$	*(59.67)
Basic and diluted loss per share from discontinued operations	$(15.41)		$(0.92)		-
Total basic and diluted loss per share	$(34.17)		$(45.49)		$(59.67)

*	After giving effect to the reverse stock split (see also Note 13C)